NOTE 9 – SUBSEQUENT EVENTS	6 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
NOTE 9 – SUBSEQUENT EVENTS

NOTE 7 – SUBSEQUENT EVENTS

In accordance with ASC Topic 855-10, the Company analyzed its operations subsequent to December 31, 2021 to the date these financial statements were issued, and determined it does not have any material subsequent events to disclose in these financial statements.

Transitional Period [Member]
NOTE 9 – SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

In accordance with ASC Topic 855-10, the Company analyzed its operations subsequent to March 31, 2021 to the date these financial statements were issued.

On May 24, 2021, the Company and the shareholders of ABTI Pharma memorialized a new closing date in an amendment to the Agreement. The Company issued the 600,000,000 shares in anticipation of the closing and the transaction will close upon the ABTI Pharma shares being transferred to the Company, which will occur upon the filing of the Company’s December 31, 2020 quarterly form on Form 10-Q With the Securities and Exchange Commission (”SEC”). The December 31, 2020 Form 10-Q was filed with the SEC on May 28, 2021.

Pursuant to the Agreement, the Company will provide funding to ABTI Pharma to pay for operating expenses including salaries, office expenses and additional expenses or projects in the amount of US$500,000 within fifteen (15) days from closing the Agreement and shall fund an additional US $200,000 every 30 days thereafter until a total funding of US $1,100,000 has been delivered.